Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Fair value hedges [member] £ in Millions	Dec. 31, 2019 GBP (£) Hedges	Dec. 31, 2018 GBP (£) Hedges
Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	104,568	98,320
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
The average rate % of the hedging instruments across the relationships is:	2.13%	2.79%
For number of hedges | Hedges	2,308	1,805
Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,889	3,525
Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
The average rate % of the hedging instruments across the relationships is:	0.70%	1.00%
For number of hedges | Hedges	117	44
2020 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	97,933
2020 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,519
2020 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,675
2021 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	79,192
2021 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	4,560
2021 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,519
2022 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	64,625
2022 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,589
2022 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	4,560
2023 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	57,432
2023 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,036
2023 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,589
2024 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	44,630
2024 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,036
2025 and Later [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	38,488
2025 and Later [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	2,025